SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Valuation allowance	$ 3,384,508	$ 2,487,466	$ 0